UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2014

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund Investment Portfolio May 31, 2014

unaudited

Common stocks 86.71%
		Value
Information technology 20.74%	Shares	(000)

Google Inc., Class A1	723,310	$ 413,480
Google Inc., Class C1	724,310	406,323
Oracle Corp.	19,078,000	801,658
Accenture PLC, Class A	8,084,600	658,491
Avago Technologies Ltd.	8,600,000	607,762
Texas Instruments Inc.	12,367,000	581,002
ASML Holding NV	5,298,000	454,695
Apple Inc.	663,317	419,880
Intuit Inc.	4,293,000	340,392
Microsoft Corp.	8,025,000	328,543
Samsung Electronics Co. Ltd.	218,000	308,345
EMC Corp.	10,899,000	289,478
Adobe Systems Inc.[1]	4,025,000	259,773
Yahoo! Inc.[1]	6,669,000	231,081
Cognizant Technology Solutions Corp., Class A1	4,393,000	213,544
Broadcom Corp., Class A	6,400,000	203,968
Tata Consultancy Services Ltd.	5,585,000	202,394
Trimble Navigation Ltd.[1]	5,266,200	189,952
Baidu, Inc., Class A (ADR) [1]	1,100,000	182,600
Zebra Technologies Corp., Class A1	2,355,830	175,038
Autodesk, Inc.[1]	3,000,000	157,110
Knowles Corp.[1,2]	5,526,000	155,889
SAP AG	2,000,000	153,109
Automatic Data Processing, Inc.	1,750,000	139,440
VMware, Inc., Class A1	925,000	89,262
Palo Alto Networks, Inc.[1]	1,174,029	87,947
Intel Corp.	3,000,000	81,960
OpenTable, Inc.[1]	950,000	64,362
Visa Inc., Class A	200,000	42,966
FactSet Research Systems, Inc.	401,000	42,963
Gemalto NV	320,000	34,744
Itron, Inc.[1]	847,966	32,604
KLA-Tencor Corp.	383,000	25,094
		8,375,849
Health care 19.41%

Gilead Sciences, Inc.[1]	19,106,626	1,551,649
Amgen Inc.	7,517,219	871,922
Alexion Pharmaceuticals, Inc.[1]	4,637,800	771,359
Biogen Idec Inc.[1]	2,288,400	730,846
UnitedHealth Group Inc.	7,675,400	611,192
Stryker Corp.	6,024,140	508,980
St. Jude Medical, Inc.	6,766,465	439,144
Edwards Lifesciences Corp.[1]	3,972,900	322,599
Hologic, Inc.[1]	12,624,100	308,533
BioMarin Pharmaceutical Inc.[1]	5,254,661	304,560
Common stocks
		Value
Health care (continued)	Shares	(000)

Boston Scientific Corp.[1]	16,862,394	$ 216,345
Thermo Fisher Scientific Inc.	1,716,100	200,629
Endo International PLC[1]	2,837,798	200,320
Illumina, Inc.[1]	1,195,510	189,189
PerkinElmer, Inc.	3,761,000	169,132
athenahealth, Inc.[1]	905,000	114,854
Aetna Inc.	1,350,000	104,692
Humana Inc.	730,000	90,856
Allergan, Inc.	265,000	44,377
AbbVie Inc.	745,000	40,476
Centene Corp.[1]	470,198	35,039
ResMed Inc.	260,000	13,016
		7,839,709
Consumer discretionary 12.29%

Netflix, Inc.[1]	1,952,000	815,604
DIRECTV[1]	6,887,900	567,839
Amazon.com, Inc.[1]	1,614,000	504,456
Johnson Controls, Inc.	8,619,094	416,819
NIKE, Inc., Class B	3,755,000	288,797
lululemon athletica inc.[1]	6,352,000	283,490
Williams-Sonoma, Inc.	3,878,000	259,516
Comcast Corp., Class A	4,708,900	245,805
YUM! Brands, Inc.	3,035,499	234,674
BorgWarner Inc.	3,356,200	211,071
Garmin Ltd.	3,200,000	188,512
Harley-Davidson, Inc.	2,511,000	178,884
Time Warner Inc.	2,500,000	174,575
JCDecaux SA	4,000,000	159,379
Texas Roadhouse, Inc.[2]	4,587,200	115,964
Big Lots, Inc.[1]	2,469,800	104,818
Tiffany & Co.	700,000	69,587
Twenty-First Century Fox, Inc., Class A	1,275,000	45,148
WPP PLC	1,770,000	38,184
Weight Watchers International, Inc.	1,705,000	35,515
Nordstrom, Inc.	382,600	26,040
		4,964,677
Industrials 9.86%

Nielsen NV	10,314,161	497,762
Precision Castparts Corp.	1,907,800	482,635
General Dynamics Corp.	3,953,000	466,929
Union Pacific Corp.	1,728,350	344,408
Towers Watson & Co., Class A	2,663,915	299,717
Verisk Analytics, Inc., Class A1	3,239,300	191,734
Sensata Technologies Holding NV1	4,350,000	186,571
Moog Inc., Class A1	2,404,368	173,259
Nordson Corp.	2,077,500	169,399
Dover Corp.	1,820,000	158,668
Chart Industries, Inc.[1,2]	1,974,000	141,911
MITIE Group PLC[2]	24,021,000	135,005
Polypore International, Inc.[1,2]	3,020,000	134,239
Danaher Corp.	1,554,900	121,951
Landstar System, Inc.	1,820,000	118,173
Common stocks
		Value
Industrials (continued)	Shares	(000)

Jacobs Engineering Group Inc.[1]	2,000,000	$ 110,140
CSX Corp.	2,564,500	75,396
FedEx Corp.	402,700	58,053
Serco Group PLC	7,540,700	46,969
United Parcel Service, Inc., Class B	350,000	36,358
Waste Connections, Inc.	682,655	31,109
		3,980,386
Energy 7.89%

Schlumberger Ltd.	4,635,000	482,225
EOG Resources, Inc.	4,355,400	460,801
Baker Hughes Inc.	6,048,500	426,540
FMC Technologies, Inc.[1]	6,966,122	404,453
Southwestern Energy Co.[1]	6,985,383	317,625
Apache Corp.	2,958,900	275,829
Devon Energy Corp.	2,692,000	198,939
BG Group PLC	9,166,000	187,595
Chevron Corp.	1,165,500	143,112
Concho Resources Inc.[1]	960,000	126,528
Ultra Petroleum Corp.[1]	3,378,000	91,274
C&J Energy Services, Inc.[1]	1,750,000	53,567
Range Resources Corp.	185,000	17,196
		3,185,684
Financials 4.32%

Progressive Corp.	19,838,255	496,551
Crown Castle International Corp.	3,653,700	280,348
PNC Financial Services Group, Inc.	2,185,000	186,315
BB&T Corp.	3,500,000	132,720
State Street Corp.	2,000,000	130,540
JPMorgan Chase & Co.	2,270,000	126,144
Torchmark Corp.	1,200,000	97,116
Texas Capital Bancshares, Inc.[1]	1,790,500	91,674
Arch Capital Group Ltd.[1]	1,418,600	80,761
Charles Schwab Corp.	1,750,000	44,117
U.S. Bancorp	1,045,000	44,089
Signature Bank[1]	297,789	34,490
		1,744,865
Materials 3.87%

Celanese Corp., Series A2	8,496,922	532,757
Praxair, Inc.	2,349,531	310,702
AptarGroup, Inc.[2]	4,326,000	288,068
Valspar Corp.	2,089,185	155,979
Freeport-McMoRan Copper & Gold Inc.	3,500,000	119,175
Barrick Gold Corp.	6,800,000	109,548
Silgan Holdings Inc.	924,000	45,119
		1,561,348
Consumer staples 3.71%

Walgreen Co.	3,187,800	229,235
Costco Wholesale Corp.	1,914,000	222,062
Keurig Green Mountain, Inc.	1,749,550	197,314
Whole Foods Market, Inc.	4,770,000	182,405
Mead Johnson Nutrition Co.	1,929,068	172,594
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Philip Morris International Inc.	1,605,000	$ 142,107
Kerry Group PLC, Class A	1,857,000	141,377
L’Oréal SA, non-registered shares	800,000	139,586
Altria Group, Inc.	1,750,000	72,730
		1,499,410
Telecommunication services 0.57%

SBA Communications Corp., Class A1	868,000	88,102
tw telecom inc.[1]	2,650,000	86,894
United States Cellular Corp.	734,300	31,538
T-Mobile US, Inc.[1]	675,750	23,198
		229,732
Utilities 0.53%

NRG Energy, Inc.	3,363,369	119,870
Sempra Energy	945,000	94,831
		214,701
Miscellaneous 3.52%

Other common stocks in initial period of acquisition		1,423,613
Total common stocks (cost: $22,575,924,000)		35,019,974

	Principal amount
Short-term securities 13.38%	(000)

Freddie Mac 0.05%–0.17% due 6/4/2014–4/21/2015	$1,395,000	1,394,604
Federal Home Loan Bank 0.04%–0.15% due 6/5/2014–4/24/2015	1,138,445	1,138,193
Fannie Mae 0.06%–0.18% due 6/2–10/27/2014	474,300	474,257
Coca-Cola Co. 0.11%–0.18% due 7/24–10/14/2014[3]	252,700	252,632
Federal Farm Credit Banks 0.10%–0.14% due 6/10/2014–5/12/2015	209,000	208,947
Chariot Funding, LLC 0.20%–0.27% due 10/8–11/25/2014[3]	125,000	124,906
Jupiter Securitization Co., LLC 0.18%–0.28% due 9/12–11/25/2014[3]	83,900	83,809
Procter & Gamble Co. 0.08%–0.14% due 6/12–7/22/2014[3]	177,200	177,192
Chevron Corp. 0.07%–0.08% due 6/5–7/2/2014[3]	156,000	155,982
IBM Corp 0.07%–0.075% due 6/23–6/26/2014[3]	141,219	141,213
General Electric Co. 0.13%–0.16% due 8/5–10/21/2014	140,000	139,951
Private Export Funding Corp. 0.11%–0.26% due 8/7/2014–1/15/2015[3]	135,300	135,217
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/28/2014[3]	120,800	120,784
Abbott Laboratories 0.08%–0.10% due 6/11–7/21/2014[3]	106,200	106,195
Microsoft Corp. 0.09% due 7/30–8/13/2014[3]	100,000	99,984
John Deere Financial Ltd. 0.08%–0.09% due 6/4–6/12/2014[3]	86,000	85,999
National Rural Utilities Cooperative Finance Corp. 0.09% due 6/9–6/11/2014	75,000	74,998
Emerson Electric Co. 0.09%–0.10% due 7/15–7/21/2014[3]	69,400	69,391
Regents of the University of California 0.12%–0.15% due 6/18–8/11/2014	58,023	58,014
Parker-Hannifin Corp. 0.07% due 6/5–6/17/2014[3]	54,800	54,799
U.S. Treasury Bill 0.101% due 6/5/2014	50,000	50,000
eBay Inc. 0.07% due 6/19/2014[3]	50,000	49,998
United Technologies Corp. 0.07% due 6/23–6/24/2014[3]	50,000	49,998
United Parcel Service Inc. 0.12% due 10/6/2014[3]	40,000	39,981
PepsiCo Inc. 0.07% due 7/29/2014[3]	35,000	34,994
Honeywell International Inc. 0.12% due 7/23/2014[3]	30,400	30,395
Paccar Financial Corp. 0.10% due 7/31/2014	22,200	22,193
3M Co. 0.06% due 6/10/2014[3]	20,000	20,000
Walt Disney Co. 0.06% due 6/25/2014[3]	10,000	10,000
Total short-term securities (cost: $5,404,302,000)		5,404,626
Total investment securities (cost: $27,980,226,000)		$40,424,600
Other assets less liabilities		(38,160)
Net assets		$40,386,440

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2014, appear below.

						Value
						of affiliates
					Dividend income	at 5/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Celanese Corp., Series A	8,496,922	—	—	8,496,922	$ 2,124	$ 532,757
AptarGroup, Inc.	4,326,000	—	—	4,326,000	1,211	288,068
Knowles Corp.[1]	—	5,526,000	—	5,526,000	—	155,889
Chart Industries, Inc.[1]	1,579,800	394,200	—	1,974,000	—	141,911
MITIE Group PLC	24,021,000	—	—	24,021,000	—	135,005
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	134,239
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	688	115,964
C&J Energy Services, Inc.[1,4]	3,540,729	—	1,790,729	1,750,000	—	—
Itron, Inc.[1,4]	2,018,875	—	1,170,909	847,966	—	—
					$4,023	$1,503,833

1 Security did not produce income during the last 12 months.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,843,469,000, which represented 4.56% of the net assets of the fund.

4 Unaffiliated issuer at 5/31/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:

Common stocks
	Information technology	$ 8,375,849	$ —	$—	$ 8,375,849
	Health care	7,839,709	—	—	7,839,709
	Consumer discretionary	4,964,677	—	—	4,964,677
	Industrials	3,980,386	—	—	3,980,386
	Energy	3,185,684	—	—	3,185,684
	Financials	1,744,865	—	—	1,744,865
	Materials	1,561,348	—	—	1,561,348
	Consumer staples	1,499,410	—	—	1,499,410
	Telecommunication services	229,732	—	—	229,732
	Utilities	214,701	—	—	214,701
	Miscellaneous	1,423,613	—	—	1,423,613
Short-term securities		—	5,404,626	—	5,404,626
Total		$35,019,974	$5,404,626	$—	$40,424,600

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,881,410
Gross unrealized depreciation on investment securities	(437,037)
Net unrealized appreciation on investment securities	12,444,373
Cost of investment securities for federal income tax purposes	27,980,227

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-002-0714O-S42166

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2014